Operating Segments - Information about Reportable Segments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	₩ 76,009,201	₩ 57,466,678	₩ 64,785,709
Interest income	292,243	372,174	352,384
Interest expenses	(439,826)	(638,797)	(755,711)
Depreciation and amortization	(3,579,446)	(3,621,740)	(3,461,115)
Impairment loss on property, plant and equipment and others	(535,848)	(229,846)	(704,756)
Share of loss of equity-accounted investees, net	649,569	133,297	273,741
Income tax expense	(2,213,827)	(224,272)	(1,088,369)
Segment profit	7,175,982	1,748,492	2,038,165
Assets	92,298,890	79,683,676
Liabilities	37,584,924	32,080,153
External customers [member]
Disclosure of operating segments [line items]
Revenues	(323,144)	(326,118)	418,861
Reportable segments [member]
Disclosure of operating segments [line items]
Revenues	123,039,762	89,748,804	101,104,207
Interest income	318,241	404,942	399,592
Interest expenses	(514,474)	(725,487)	(871,655)
Depreciation and amortization	(3,685,343)	(3,661,357)	(3,425,677)
Impairment loss on property, plant and equipment and others	(352,586)	(78,257)	(634,745)
Share of loss of equity-accounted investees, net	(389,336)	(609,003)	(1,027,435)
Income tax expense	(2,330,427)	(300,378)	(1,035,769)
Segment profit	7,437,950	1,312,569	1,324,046
Assets	117,387,205	101,272,738	102,502,209
Investment in subsidiaries, associates and joint ventures	20,368,327	18,895,337	18,650,051
Acquisition of non-currentassets	3,611,804	3,486,765	2,903,434
Liabilities	46,593,859	38,937,462	40,324,920
Reportable segments [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	76,332,345	57,792,796	64,366,848
Reportable segments [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	46,707,417	31,956,008	36,737,359
Reportable segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	29,335,557	20,367,782	23,640,576
Reportable segments [member] | Steel [member]
Disclosure of operating segments [line items]
Revenues	63,548,916	44,258,320	49,808,443
Interest income	179,841	233,833	211,715
Interest expenses	(313,769)	(467,767)	(529,743)
Depreciation and amortization	(3,000,179)	(3,040,316)	(2,892,901)
Impairment loss on property, plant and equipment and others	(249,645)	(37,623)	(497,583)
Share of loss of equity-accounted investees, net	(261,363)	(409,889)	(865,769)
Income tax expense	(2,045,079)	(77,682)	(725,448)
Segment profit	6,587,903	711,883	585,948
Assets	80,953,507	71,105,618	71,153,809
Investment in subsidiaries, associates and joint ventures	16,567,555	15,425,607	15,650,654
Acquisition of non-currentassets	2,194,346	2,819,217	2,275,103
Liabilities	25,714,577	20,976,864	21,101,474
Reportable segments [member] | Steel [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	41,093,405	28,892,877	32,078,453
Reportable segments [member] | Steel [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	22,455,511	15,365,443	17,729,990
Reportable segments [member] | Steel [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	14,940,813	10,545,577	12,184,743
Reportable segments [member] | Trading [member]
Disclosure of operating segments [line items]
Revenues	45,290,449	32,292,025	37,624,818
Interest income	30,265	44,528	41,739
Interest expenses	(100,419)	(127,800)	(183,129)
Depreciation and amortization	(343,489)	(313,134)	(276,817)
Impairment loss on property, plant and equipment and others	(66,157)	(8,226)	(131,914)
Share of loss of equity-accounted investees, net	(70,321)	(116,074)	(76,038)
Income tax expense	(101,622)	(92,589)	(119,044)
Segment profit	324,888	157,152	165,348
Assets	16,373,409	13,152,462	14,482,538
Investment in subsidiaries, associates and joint ventures	2,066,688	1,958,333	1,409,764
Acquisition of non-currentassets	478,278	180,005	192,805
Liabilities	11,049,017	8,804,555	10,184,521
Reportable segments [member] | Trading [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	25,065,608	19,345,222	22,157,131
Reportable segments [member] | Trading [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	20,224,841	12,946,803	15,467,687
Reportable segments [member] | Trading [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	10,653,742	6,413,835	8,130,503
Reportable segments [member] | Construction [member]
Disclosure of operating segments [line items]
Revenues	7,412,514	7,609,991	7,688,005
Interest income	72,830	103,974	118,102
Interest expenses	(39,134)	(60,768)	(77,005)
Depreciation and amortization	(69,777)	(71,144)	(29,266)
Impairment loss on property, plant and equipment and others	(10)	(32,184)	(1,490)
Share of loss of equity-accounted investees, net	(45,778)	(65,409)	(85,628)
Income tax expense	(116,799)	(57,178)	(86,106)
Segment profit	164,276	150,021	27,789
Assets	8,136,549	7,658,130	7,653,637
Investment in subsidiaries, associates and joint ventures	538,484	603,752	527,418
Acquisition of non-currentassets	10,233	36,385	30,563
Liabilities	4,451,055	4,260,003	4,584,423
Reportable segments [member] | Construction [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	6,398,366	6,576,170	6,944,629
Reportable segments [member] | Construction [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	1,014,148	1,033,821	743,376
Reportable segments [member] | Construction [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	940,408	965,409	686,881
Reportable segments [member] | Other reportable segment [member]
Disclosure of operating segments [line items]
Revenues	6,787,883	5,588,468	5,982,941
Interest income	35,305	22,607	28,036
Interest expenses	(61,152)	(69,152)	(81,778)
Depreciation and amortization	(271,898)	(236,763)	(226,693)
Impairment loss on property, plant and equipment and others	(36,774)	(224)	(3,758)
Share of loss of equity-accounted investees, net	(11,874)	(17,631)
Income tax expense	(66,927)	(72,929)	(105,171)
Segment profit	360,883	293,513	544,961
Assets	11,923,740	9,356,528	9,212,225
Investment in subsidiaries, associates and joint ventures	1,195,600	907,645	1,062,215
Acquisition of non-currentassets	928,947	451,158	404,963
Liabilities	5,379,210	4,896,040	4,454,502
Reportable segments [member] | Other reportable segment [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	3,774,966	2,978,527	3,186,635
Reportable segments [member] | Other reportable segment [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	3,012,917	2,609,941	2,796,306
Reportable segments [member] | Other reportable segment [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	₩ 2,800,594	₩ 2,442,961	₩ 2,638,449